Condensed Consolidated Balance Sheets (Unaudited) - USD ($)	Mar. 31, 2026	Sep. 30, 2025
Current assets
Cash	$ 159,299	$ 1,042,230
Receivables from customers, net	577,849	594,549
Prepaid expenses, current	1,217,217	975,397
Deposits and other assets, current, net		139,687
Deposits-a related party, current, net	1,018,510	705,074
Total current assets	2,972,875	3,456,937
Operating lease right-of-use (“ROU”) assets	37,050	69,284
Deferred tax assets, net	798	1,434
Office equipment, net	1,287	2,032
Intangible assets, net	1,353,243	901,035
Prepaid expenses, non-current	2,919,598	2,881,173
Deposits, non-current, net	12,731	12,820
Total assets	7,297,582	7,324,715
Current liabilities
Operating lease liabilities, current	39,425	67,537
Accrued expenses and other liabilities	182,291	162,436
Income tax payable	45,053	56,444
Total current liabilities	407,144	424,262
Operating lease liabilities, non-current		5,708
Total liabilities	407,144	429,970
Commitments and contingencies
Shareholders’ equity
Ordinary shares		11,584
Additional paid-in capital	5,587,547	4,767,047
Retained earnings	1,324,058	2,101,998
Accumulated other comprehensive (loss) income	(32,976)	14,116
Total shareholders’ equity	6,890,438	6,894,745
Total liabilities and shareholders’ equity	7,297,582	7,324,715
Common Class A [Member]
Shareholders’ equity
Ordinary shares	5,441
Common Class B [Member]
Shareholders’ equity
Ordinary shares	6,368
Related Party [Member]
Current liabilities
Amounts due to related parties	$ 140,375	$ 137,845